Other non-current assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other non-current assets [Abstract]
Long-term part of deferred charges	$ 74	$ 65
Deferred tax effect of internal transfer of assets	140	149
Favorable contracts		2
Long term portion of deferred mobilization costs	118
Other	70	18
Total other non-current assets	402	234
Deferred Finance Costs [Abstract]
Debt arrangement fees	241	204
Accumulated amortization	(143)	(113)
Total book value	98	91
Less: Short-term portion	(24)	(26)
Long-term portion	74	65
Amortization for the period	$ 30	$ 31	$ 43